Deferred Income - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2009 CNY (¥)
Disclosure of deferred income [line items]
Deferred income useful live	20 years
Non-current deferred income	¥ 6,903,000	$ 1,004	¥ 7,699,000
Current deferred income	¥ 796,000	$ 116	¥ 797,000
Scenario [member]
Disclosure of deferred income [line items]
Government subsidy received				¥ 15,000,000